Financial instruments and financial risk factors - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) bank	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 01, 2021 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) related to other assets and liabilities classified as measured at fair value	$ 367	$ (129)
Dividends recognised for investments in equity instruments designated as measured at fair value through profit or loss	17	20
Proceeds from long-term financing	14,736	8,597	$ 9,038
Issue of perpetual hybrid bonds	11,861
Cash and cash equivalents	31,111	22,472	$ 22,468		$ 25,575
Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds	11,909
Commodity price risk | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Board's delegated value at risk limit	100	100
Currency risk
Disclosure of detailed information about financial instruments [line items]
Borrowings not swapped	$ 321	219
Period in which maximum value at risk was not exceeded	3 years
Currency risk | Currency Forward Contract, USD And Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 124	$ 106
Currency risk | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Board's delegated value at risk limit	$ 400
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Proportion of floating rate debt, net of interest rate swaps, to total finance debt	45.00%	62.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount	$ 330	$ 419
Interest rate risk | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding leases, weighted average maturity period	8 years	5 years
Interest rate risk | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate	3.00%	3.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 5,400	$ 7,000
Credit risk | Financial guarantee contracts | Third party arrangement
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	661	523
Credit risk | Joint ventures and associates | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,405	692
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	31,100	22,500
Liquidity risk | Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds	11,900
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	11,325	12,175
Trade payables	5,250	4,755
Liquidity risk | Secured Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	3,460	4,440
Liquidity risk | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing	14,000	8,000
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	7,600	7,600
Liquidity risk | Standby Credit Facility | Subsequent Event
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity				$ 4,000
Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity	$ 10,000
Liquidity risk | Credit Facility | Subsequent Event
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity				$ 8,000
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank	25
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank	27
Liquidity risk | Top of range [member] | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	24 months
Liquidity risk | Top of range [member] | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	30 years
Liquidity risk | Bottom of range [member] | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term	2 years
Currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows	$ 33,704	$ 24,787